INCOME TAXES (SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILLIATION) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
U.S. statutory corporate rate	35.00%	35.00%	35.00%
Valuation allowance	(27.90%)	(154.90%)	(110.10%)
Expired capital loss carryforwards (which were fully offset by a corresponding reduction in the valuation allowance)	0.00%	52.30%	0.00%
Non-taxable income and nondeductible benefits, net	(0.90%)	5.00%	32.30%
State taxes	1.50%	1.90%	1.40%
Impact of the sale of CLIC	66.30%	0.00%	0.00%
Other items	(3.40%)	3.90%	(0.50%)
Effective tax rate	70.60%	(56.80%)	(41.90%)